Financial assets and liabilities - Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Remeasurement		$ (4,165)	$ 4,625	$ 9,693
Proceeds from issue of shares		$ 2,602	161,205	$ 65,406
Remeasurement of contingent consideration, milestone payment			$ 10,300
Ordinary shares
Disclosure Of Financial Instruments [Line Items]
Ordinary shares (in shares)		1,296,862,776	1,279,967,187	1,141,784,114	814,204,825
Ordinary shares | Osiris Therapeutics, Inc.
Disclosure Of Financial Instruments [Line Items]
Ordinary shares (in shares)	10,228,239
Proceeds from issue of shares	$ 20,000
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance		$ 21,779	$ 26,892
Amount paid during the period		(2,370)	(20,000)
Remeasurement		(12,057)	14,887
Closing balance		$ 7,352	$ 21,779	$ 26,892
Expected term		12 months	12 months
Remeasurement of contingent consideration, changes in key assumptions		$ 4,200	$ 4,600
Remeasurement of contingent consideration, milestone payment		$ 7,900